Fixed Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Fixed assets	$ 51,435	$ 46,614
Accumulated depreciation	(41,327)	(37,539)
Fixed assets less accumulated depreciation	10,108	9,075	7,746
Depreciation expense	1,739	1,772	2,091
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	40,347	36,424
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	9,321	8,558
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	114	102
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	$ 1,653	$ 1,530